Cash and cash equivalents and restricted cash - Cash and cash equivalents are in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term and Short-term treasury investments
Cash and cash equivalents	¥ 23,808,032	¥ 12,554,843	¥ 27,308,098	¥ 20,855,252
RMB
Long-term and Short-term treasury investments
Cash and cash equivalents	8,512,996	6,345,733	18,850,352
USD
Long-term and Short-term treasury investments
Cash and cash equivalents	10,162,536	4,028,747	6,453,888
Others
Long-term and Short-term treasury investments
Cash and cash equivalents	¥ 5,132,500	¥ 2,180,363	¥ 2,003,858